Loans and Allowance For Credit Losses (Schedule of Loans Acquired with Deteriorated Credit Quality) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Loans Acquired During the Fiscal Year:
Contractually required payments receivable at acquisitions	¥ 341,843	¥ 807
Cash flows expected to be collected at acquisitions	181,663	90
Fair value of loans at acquisition	152,263	90
Accretable Yield for Loans Within the Scope of the Guidance on Loans and Debt Securities Acquired with Deteriorated Credit Quality:
Balance at the beginning of fiscal year	60,925	82,219
Additions	29,401
Accretion	(27,321)	(32,121)
Reclassifications from nonaccretable difference	23,184	11,035
Deconsolidation of a subsidiary		(208)
Foreign currency translation adjustments	(1,461)
Balance at the end of fiscal year	84,728	60,925
Loans within the Scope of the Guidance on Loans and Debt Securities Acquired with Deteriorated Credit Quality:
Outstanding balance at beginning of fiscal year	522,015	654,150
Outstanding balance at end of fiscal year	662,369	522,015
Carrying amount at beginning of fiscal year	188,719	248,511
Carrying amount at end of fiscal year	271,909	188,719
Nonaccruing Loans within the Scope of the Guidance on Loans and Debt Securities Acquired with Deteriorated Credit Quality:
Carrying amount at acquisition date during fiscal year	760	90
Carrying amount at end of fiscal year	29,833	53,459
Provisions within the Scope of the Guidance on Loans and Debt Securities Acquired with Deteriorated Credit Quality:
Balance of allowance for loan losses at beginning of fiscal year	25,906	23,443
Additional provisions during fiscal year	13,516	8,987
Reductions of allowance during fiscal year	2,202	4,047
Balance of allowance for loan losses at end of fiscal year	¥ 34,985	¥ 25,906